Debt Securities in Issue	12 Months Ended
Dec. 31, 2022
Debt Securities In Issue [Abstract]
Debt Securities in Issue	26. DEBT SECURITIES IN ISSUE

	Group
	2022	2021
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	739	1,405
– Euro 30bn Euro Medium Term Note Programme	3,211	1,261
- US SEC-registered Debt Programme - Santander UK plc	6,694	4,185
	10,644	6,851
Euro 35bn Global Covered Bond Programme	15,205	12,760
US$20bn Commercial Paper Programmes	1,851	2,704
Certificates of deposit	2,874	2,387
Credit linked notes	60	59
Securitisation programmes	897	759
	31,531	25,520